Consolidated Statements of Financial Position - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Current assets
Cash	$ 3,308,469	$ 930,890
Amounts receivable and other assets	85,574	38,891
Marketable securities	57,461	29,468
Total current assets	3,451,504	999,249
Non-current assets
Restricted cash	173,143	112,815
Total non-current assets	173,143	112,815
Total assets	3,624,647	1,112,064
Current liabilities
Accounts payable and accrued liabilities	364,099	14,841
Advanced contributions received	1,102,714
Balances due to a related parties	148,877	175,337
Director's loan		390,243
Total current liabilities	1,615,690	580,421
Non-current liabilities
Director's loans	763,544	940,257
Total non-current liabilities	763,544	940,257
Total liabilities	2,379,234	1,520,678
Shareholders' equity (deficiency)
Share capital	63,884,056	59,559,910
Reserves	5,143,022	5,740,875
Accumulated deficit	(67,781,665)	(65,709,399)
Total shareholders' equity (deficiency)	1,245,413	(408,614)
Total liabilities and shareholders' deficiency	$ 3,624,647	$ 1,112,064